EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income attributable to ordinary shares – basic and diluted	$ 117,413	$ 99,225	$ 38,706
Denominator:
Number of ordinary shares outstanding during the year	47,128,232	44,871,149	34,397,134
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,945,753	3,200,489	3,432,591
Diluted number of ordinary shares outstanding	50,073,985	48,071,638	37,829,725
Basic net earnings per ordinary share	$ 2.49	$ 2.21	$ 1.13
Diluted net earnings per ordinary share	$ 2.34	$ 2.06	$ 1.02
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	0	456,696	1,035,307